NSL
Nuveen Senior Income Fund
Portfolio of Investments    October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 161.3% (97.7% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 147.2% (89.1% of Total Investments) (2)
	Aerospace & Defense – 3.1% (1.9% of Total Investments)
$796	MacDonald, Dettwiler and Associates, Ltd., Term Loan B	4.854%	3-Month LIBOR	2.750%	10/05/24	B	$706,726
3,193	Sequa Corporation, Term Loan B	7.187%	3-Month LIBOR	5.000%	11/28/21	B	3,154,455
1,152	Sequa Corporation, Term Loan, Second Lien	10.936%	3-Month LIBOR	9.000%	4/28/22	Caa2	1,119,915
1,913	Transdigm, Inc., Term Loan E	4.286%	1-Month LIBOR	2.500%	5/30/25	Ba3	1,901,438
484	Transdigm, Inc., Term Loan F	4.286%	1-Month LIBOR	2.500%	6/09/23	Ba3	482,361
316	Transdigm, Inc., Term Loan G, First Lien	4.286%	1-Month LIBOR	2.500%	8/22/24	Ba3	314,160
7,854	Total Aerospace & Defense						7,679,055
	Air Freight & Logistics – 0.8% (0.5% of Total Investments)
780	PAE Holding Corporation, Term Loan B	7.604%	3-Month LIBOR	5.500%	10/20/22	B+	783,720
1,083	XPO Logistics, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/24/25	BBB-	1,086,243
1,863	Total Air Freight & Logistics						1,869,963
	Airlines – 2.3% (1.4% of Total Investments)
683	American Airlines, Inc., Replacement Term Loan	3.939%	1-Month LIBOR	2.000%	10/10/21	BB+	683,857
87	American Airlines, Inc., Term Loan 2025	3.554%	1-Month LIBOR	1.750%	6/27/25	BB+	86,058
1,230	American Airlines, Inc., Term Loan B	3.805%	1-Month LIBOR	2.000%	4/28/23	BB+	1,230,480
3,260	American Airlines, Inc., Term Loan B	3.921%	1-Month LIBOR	2.000%	12/14/23	BB+	3,259,985
500	WestJet Airlines, Term Loan, (WI/DD)	TBD	TBD	TBD	TBD	Ba2	503,022
5,760	Total Airlines						5,763,402
	Auto Components – 1.7% (1.0% of Total Investments)
840	DexKo Global, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	7/24/24	B1	829,950
1,500	Johnson Controls Inc., Term Loan B	5.300%	1-Month LIBOR	3.500%	4/30/26	BB	1,483,125
966	Superior Industries International, Inc., Term Loan B	5.786%	1-Month LIBOR	4.000%	5/23/24	B1	879,573
957	Trico Group, LLC, Initial Term Loan, First Lien	9.104%	3-Month LIBOR	7.000%	2/02/24	B	935,192
4,263	Total Auto Components						4,127,840
	Automobiles – 0.5% (0.3% of Total Investments)
499	Caliber Collision, Term Loan B	5.286%	1-Month LIBOR	3.500%	2/05/26	B1	501,306

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Automobiles (continued)
$737	Navistar, Inc., Term Loan B	5.420%	1-Month LIBOR	3.500%	11/06/24	Ba2	$730,892
1,236	Total Automobiles						1,232,198
	Beverages – 0.8% (0.5% of Total Investments)
1,932	Jacobs Douwe Egberts, Term Loan B	3.813%	1-Month LIBOR	1.750%	11/01/25	BB	1,937,828
	Biotechnology – 1.2% (0.7% of Total Investments)
2,925	Grifols, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	1/31/25	BB+	2,933,205
	Building Products – 2.1% (1.3% of Total Investments)
889	ACProducts, Inc., Term Loan, First Lien	7.286%	1-Month LIBOR	5.500%	2/15/24	B+	846,534
305	Fairmount, Initial Term Loan	6.043%	3-Month LIBOR	4.000%	6/01/25	BB-	214,296
483	Ply Gem Industries, Inc., Term Loan B	5.664%	1-Month LIBOR	3.750%	4/12/25	B+	468,123
3,681	Quikrete Holdings, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	11/15/23	BB-	3,671,279
5,358	Total Building Products						5,200,232
	Capital Markets – 1.7% (1.0% of Total Investments)
752	Capital Automotive LP, Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	3/24/24	B1	752,772
1,337	Capital Automotive LP, Term Loan, Second Lien	7.790%	1-Month LIBOR	6.000%	3/24/25	CCC+	1,343,875
1,986	RPI Finance Trust, Term Loan B6	3.786%	1-Month LIBOR	2.000%	4/17/23	BBB-	1,997,276
4,075	Total Capital Markets						4,093,923
	Chemicals – 0.5% (0.3% of Total Investments)
671	Ineos US Finance LLC, Term Loan	3.786%	1-Month LIBOR	2.000%	3/31/24	BBB-	665,303
659	Mineral Technologies, Inc., Term Loan B2	4.750%	N/A	N/A	5/07/21	BB+	659,176
1,330	Total Chemicals						1,324,479
	Commercial Services & Supplies – 3.8% (2.3% of Total Investments)
398	ADS Waste Holdings, Inc., Term Loan B	4.086%	1-Week LIBOR	2.250%	11/10/23	BB+	399,030
321	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	6.354%	3-Month LIBOR	4.250%	6/21/24	B-	312,472
750	Dun & Bradstreet Corp., Initial Term Loan	6.804%	1-Month LIBOR	5.000%	2/08/26	BB	753,045
110	Education Management LLC, Term Loan A, (5)	0.000%	N/A	N/A	7/02/20	N/R	1,101
159	Education Management LLC, Term Loan B, (5)	0.000%	N/A	N/A	7/02/20	N/R	215
4,018	Formula One Group, Term Loan B	4.286%	1-Month LIBOR	2.500%	2/01/24	B+	3,968,763
630	Garda World Security Corp, Term Loan B, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB+	627,505
1,238	GFL Environmental, Term Loan	4.786%	1-Month LIBOR	3.000%	5/31/25	B+	1,235,148
1,552	iQor US, Inc., Term Loan, First Lien	7.099%	3-Month LIBOR	5.000%	4/01/21	Caa1	1,294,570
250	iQor US, Inc., Term Loan, Second Lien	10.849%	3-Month LIBOR	8.750%	4/01/22	Caa3	184,689
280	KAR Auction Services, Inc., Term Loan B6	4.125%	1-Month LIBOR	2.250%	9/19/26	Ba2	281,479

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Commercial Services & Supplies (continued)
$349	Robertshaw US Holding Corp., Initial Term Loan, First Lien	5.063%	1-Month LIBOR	3.250%	2/28/25	B	$315,075
169	West Corporation, Incremental Term Loan B1	5.286%	1-Month LIBOR	3.500%	10/10/24	BB+	140,414
10,224	Total Commercial Services & Supplies						9,513,506
	Communications Equipment – 3.1% (1.9% of Total Investments)
2,903	Avaya, Inc., Term Loan B	6.171%	1-Month LIBOR	4.250%	12/15/24	BB-	2,777,562
1,907	CommScope, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	4/04/26	Ba3	1,874,408
893	Mitel US Holdings, Inc., Term Loan, First Lien	6.532%	1-Month LIBOR	4.500%	11/30/25	B	794,434
317	MultiPlan, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	6/07/23	B+	298,084
517	Plantronics, Term Loan B	4.286%	1-Month LIBOR	2.500%	7/02/25	Ba1	514,844
1,423	Univision Communications, Inc., Term Loan C5	4.536%	1-Month LIBOR	2.750%	3/15/24	B	1,377,099
7,960	Total Communications Equipment						7,636,431
	Construction & Engineering – 0.9% (0.5% of Total Investments)
948	KBR, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	4/25/25	BB-	951,053
1,316	Traverse Midstream Partners, Term Loan B	5.800%	1-Month LIBOR	4.000%	9/27/24	B+	1,161,806
2,264	Total Construction & Engineering						2,112,859
	Consumer Finance – 0.6% (0.4% of Total Investments)
1,471	Verscend Technologies, Tern Loan B	6.286%	1-Month LIBOR	4.500%	8/27/25	B+	1,475,423
	Containers & Packaging – 0.7% (0.4% of Total Investments)
997	Berry Global, Inc., Term Loan U	4.439%	1-Month LIBOR	2.500%	7/01/26	BBB-	1,002,034
699	Berry Global, Inc., Term Loan W	3.878%	1-Month LIBOR	2.000%	10/01/22	BBB-	701,709
1,696	Total Containers & Packaging						1,703,743
	Distributors – 0.4% (0.2% of Total Investments)
214	Insurance Auto Actions Inc., Term Loan	4.063%	1-Month LIBOR	2.250%	6/28/26	BB+	214,422
770	SRS Distribution, Inc., Term Loan B	5.036%	1-Month LIBOR	3.250%	5/24/25	B	746,739
984	Total Distributors						961,161
	Diversified Consumer Services – 3.2% (1.9% of Total Investments)
3,505	Cengage Learning Acquisitions, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	6/07/23	B	3,273,468
75	Education Management LLC, Elevated Term Loan B, (5)	7.612%	2-Month LIBOR	5.500%	7/02/20	N/R	752
2,695	Houghton Mifflin, Term Loan B, First Lien	4.786%	1-Month LIBOR	3.000%	5/29/21	B	2,685,336
1,489	Refinitiv, Term Loan B	5.536%	1-Month LIBOR	3.750%	10/01/25	BB+	1,497,965
545	Sotheby's, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	534,330
8,309	Total Diversified Consumer Services						7,991,851
	Diversified Financial Services – 2.2% (1.4% of Total Investments)
648	Blackstone CQP, Term Loan	5.656%	3-Month LIBOR	3.500%	9/30/24	B+	646,148

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Diversified Financial Services (continued)
$1,556	Ditech Holding Corp., Term Loan, (5)	0.000%	N/A	N/A	6/30/22	D	$635,228
841	Getty Images, Inc., Initial Dollar Term Loan	6.313%	1-Month LIBOR	4.500%	2/19/26	B2	820,752
1,313	Inmarsat Finance, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B1	1,294,656
374	Lions Gate Entertainment Corp., Term Loan B	4.036%	1-Month LIBOR	2.250%	3/24/25	Ba2	363,858
1,920	Travelport LLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	5/30/26	B+	1,794,000
6,652	Total Diversified Financial Services						5,554,642
	Diversified Telecommunication Services – 8.8% (5.3% of Total Investments)
1,004	CenturyLink, Inc., Initial Term Loan A	4.536%	1-Month LIBOR	2.750%	11/01/22	BBB-	1,007,012
5,514	CenturyLink, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	1/31/25	BBB-	5,466,353
3,484	Frontier Communications Corporation, Term Loan B	5.540%	1-Month LIBOR	3.750%	6/15/24	B	3,478,080
237	Intelsat Jackson Holdings, S.A., Term Loan B4	6.432%	6-Month LIBOR	4.500%	1/02/24	B1	239,775
378	Intelsat Jackson Holdings, S.A., Term Loan B5	6.625%	N/A	N/A	1/02/24	B1	388,279
1,802	Level 3 Financing, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	2/22/24	BBB-	1,806,883
3,465	Numericable Group S.A., Term Loan B13	5.921%	1-Month LIBOR	4.000%	8/14/26	B	3,420,457
1,000	Windstream Corporation, DIP Term Loan	4.290%	1-Month LIBOR	2.500%	2/26/21	N/R	1,003,125
5,000	Ziggo B.V., Term Loan E	4.421%	1-Month LIBOR	2.500%	4/15/25	BB	4,947,050
21,884	Total Diversified Telecommunication Services						21,757,014
	Electric Utilities – 1.0% (0.6% of Total Investments)
532	ExGen Renewables, Term Loan	5.130%	3-Month LIBOR	3.000%	11/28/24	B	502,377
1,084	Vistra Operations Co., Term Loan B1	3.786%	1-Month LIBOR	2.000%	8/04/23	BBB-	1,088,587
765	Vistra Operations Co., Term Loan B3	3.889%	1-Month LIBOR	2.000%	12/31/25	BBB-	768,787
2,381	Total Electric Utilities						2,359,751
	Electronic Equipment, Instruments & Components – 0.5% (0.3% of Total Investments)
1,149	TTM Technologies, Inc., Term Loan B	4.532%	1-Month LIBOR	2.500%	9/28/24	BB+	1,131,967
	Entertainment – 0.4% (0.2% of Total Investments)
927	AMC Entertainment, Inc., Term Loan B	5.230%	6-Month LIBOR	3.000%	4/22/26	Ba2	927,560
	Equity Real Estate Investment Trust – 1.6% (1.0% of Total Investments)
4,171	Communications Sales & Leasing, Inc., Shortfall Term Loan	6.786%	1-Month LIBOR	5.000%	10/24/22	BB	4,025,717
	Food & Staples Retailing – 5.5% (3.3% of Total Investments)
7,603	Albertson's LLC, Term Loan B7	4.536%	1-Month LIBOR	2.750%	11/17/25	BB	7,649,152
559	Albertson's LLC, Term Loan B8	4.536%	1-Month LIBOR	2.750%	8/17/26	BB	562,364
519	Hearthside Group Holdings LLC, Term Loan B	5.473%	1-Month LIBOR	3.687%	5/31/25	B	482,643

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Food & Staples Retailing (continued)
$4,809	US Foods, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	6/27/23	BB+	$4,829,590
13,490	Total Food & Staples Retailing						13,523,749
	Food Products – 0.5% (0.3% of Total Investments)
585	American Seafoods Group LLC, Term Loan B	4.770%	1-Month LIBOR	2.750%	8/21/23	BB-	584,751
750	BellRing Brands, Term Loan, First Lien	6.786%	1-Month LIBOR	5.000%	10/21/24	B+	749,535
1,335	Total Food Products						1,334,286
	Health Care Equipment & Supplies – 0.7% (0.4% of Total Investments)
549	Greatbatch, New Term Loan B	4.980%	1-Month LIBOR	3.000%	10/27/22	B+	552,715
499	MedPlast, Term Loan, First Lien	5.854%	3-Month LIBOR	3.750%	7/02/25	B-	467,924
720	Vyaire Medical, Inc., Term Loan B	6.835%	3-Month LIBOR	4.750%	4/30/25	B3	644,198
1,768	Total Health Care Equipment & Supplies						1,664,837
	Health Care Providers & Services – 9.1% (5.5% of Total Investments)
2,046	Air Medical Group Holdings, Inc., Term Loan B	5.096%	1-Month LIBOR	3.250%	4/28/22	B1	1,842,689
647	Air Methods Term Loan, First Lien	5.604%	3-Month LIBOR	3.500%	4/21/24	B	523,001
741	Ardent Health, Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	6/28/25	B1	742,448
1,090	Brightspring Health, Term Loan B	6.490%	1-Month LIBOR	4.500%	3/05/26	B1	1,089,335
746	Catalent Pharma Solutions, Inc., Dollar Term Loan B2	4.036%	1-Month LIBOR	2.250%	5/17/26	BB	748,209
509	Civitas Solutions, Term Loan B, (DD1)	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	510,428
29	Civitas Solutions, Term Loan C	6.040%	1-Month LIBOR	4.250%	3/08/26	B1	29,310
922	Concentra, Inc., Term Loan B	4.540%	3-Month LIBOR	2.500%	6/01/22	B+	923,594
800	DaVita, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/12/26	BBB-	803,036
1,080	Envision Healthcare Corporation, Initial Term Loan	5.536%	1-Month LIBOR	3.750%	10/10/25	B+	876,949
348	HCA, Inc., Term Loan B11	3.536%	1-Month LIBOR	1.750%	3/17/23	BBB-	349,059
10	Heartland Dental Care, Inc., Delay Draw Facility, (6)	5.070%	N/A	5.070%	4/30/25	B2	10,029
458	Heartland Dental Care, Inc., Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	4/30/25	B2	445,899
225	Jordan Health, Initial Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B3	186,187
1,915	Kindred at Home Hospice, Term Loan B	5.563%	1-Month LIBOR	3.750%	7/02/25	B1	1,914,966
3,744	Lifepoint Health, Inc., Term Loan	6.304%	1-Month LIBOR	4.500%	11/16/25	B+	3,740,329
941	Millennium Laboratories, Inc., Term Loan B, First Lien	8.286%	1-Month LIBOR	6.500%	12/21/20	Caa3	416,549
4,069	Pharmaceutical Product Development, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	8/18/22	Ba3	4,066,245
111	Quorum Health Corp., Term Loan B	8.677%	3-Month LIBOR	6.750%	4/29/22	B1	107,263
2,043	Select Medical Corporation, Term Loan B	4.580%	6-Month LIBOR	2.500%	3/06/25	Ba2	2,037,221

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Health Care Providers & Services (continued)
$1,354	Team Health, Inc., Initial Term Loan	4.536%	1-Month LIBOR	2.750%	2/06/24	B+	$1,052,898
148	Vizient, Inc., Term Loan B	4.286%	1-Month LIBOR	2.500%	5/06/26	BB-	148,081
23,976	Total Health Care Providers & Services						22,563,725
	Health Care Technology – 2.8% (1.7% of Total Investments)
3,504	Emdeon, Inc., Term Loan	4.286%	1-Month LIBOR	2.500%	3/01/24	B+	3,487,947
1,553	Onex Carestream Finance LP, Term Loan, First Lien	7.536%	1-Month LIBOR	5.750%	2/28/21	B1	1,497,162
938	Onex Carestream Finance LP, Term Loan, Second Lien	11.286%	1-Month LIBOR	9.500%	6/07/21	B-	900,296
1,150	Zelis, Term Loan B, (DD1)	6.536%	1-Month LIBOR	4.750%	9/30/26	B	1,139,937
7,145	Total Health Care Technology						7,025,342
	Hotels, Restaurants & Leisure – 15.3% (9.3% of Total Investments)
1,013	24 Hour Fitness Worldwide, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	5/31/25	Ba3	786,890
700	Aramark Corporation, Term Loan	3.536%	1-Month LIBOR	1.750%	3/11/25	BBB-	701,536
5,688	Burger King Corporation, Term Loan B3	4.036%	1-Month LIBOR	2.250%	2/16/24	BB	5,705,608
3,029	Caesars Entertainment Operating Company, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	10/06/24	BB	3,031,382
3,231	Caesars Resort Collection, Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	12/22/24	BB	3,187,564
992	CCM Merger, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	8/09/21	BB	993,495
2,152	CityCenter Holdings LLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	4/18/24	BB-	2,153,950
1,004	ClubCorp Operations, Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	9/18/24	B	887,241
1,322	Equinox Holdings, Inc., Term Loan B1	4.786%	1-Month LIBOR	3.000%	3/08/24	B+	1,319,377
486	Four Seasons Holdings, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	11/30/23	BB+	488,545
2,150	Hilton Hotels, Term Loan B2	3.573%	1-Month LIBOR	1.750%	6/21/26	BBB-	2,161,782
2,280	Intrawest Resorts Holdings, Inc., Term Loan B	4.786%	1-Month LIBOR	3.000%	7/31/24	B1	2,290,377
1,655	Life Time Fitness, Inc., Term Loan B	4.874%	3-Month LIBOR	2.750%	6/15/22	BB-	1,650,516
1,062	MGM Growth Properties, Term Loan B	3.786%	1-Month LIBOR	2.000%	3/23/25	BBB-	1,066,070
500	MGM Resorts International, Term Loan A	3.710%	1-Week LIBOR	2.000%	12/21/23	BB+	498,750
453	PCI Gaming, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/31/26	BBB-	456,133
4,703	Scientific Games Corp., Initial Term Loan B5	4.536%	1-Month LIBOR	2.750%	8/14/24	Ba3	4,656,530
875	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.786%	1-Month LIBOR	3.000%	3/31/24	B+	873,711
2,336	Stars Group Holdings, Term Loan B	5.604%	3-Month LIBOR	3.500%	7/10/25	B+	2,349,200
1,708	Station Casino LLC, Term Loan B	4.290%	1-Month LIBOR	2.500%	6/08/23	BB-	1,712,539

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Hotels, Restaurants & Leisure (continued)
$990	Wyndham International, Inc., Term Loan B	3.536%	1-Month LIBOR	1.750%	5/30/25	BBB-	$995,777
38,329	Total Hotels, Restaurants & Leisure						37,966,973
	Household Durables – 0.3% (0.2% of Total Investments)
1,318	Serta Simmons Holdings LLC, Term Loan, First Lien	5.421%	1-Month LIBOR	3.500%	11/08/23	CCC+	784,716
	Household Products – 0.6% (0.4% of Total Investments)
900	KIK Custom Products Inc., Term Loan B2	5.804%	1-Month LIBOR	4.000%	5/15/23	B3	852,998
731	Reynolds Group Holdings, Inc., Term Loan, First Lien	4.536%	1-Month LIBOR	2.750%	2/05/23	B+	731,996
1,631	Total Household Products						1,584,994
	Industrial Conglomerates – 0.3% (0.2% of Total Investments)
739	Education Adisory Board, Term Loan, First Lien	5.736%	6-Month LIBOR	3.750%	9/29/24	B2	728,363
	Insurance – 2.2% (1.3% of Total Investments)
487	Acrisure LLC, Term Loan B	6.354%	3-Month LIBOR	4.250%	11/22/23	B	480,085
2,661	Alliant Holdings I LLC, Term Loan B	4.804%	1-Month LIBOR	3.000%	5/10/25	B	2,597,021
721	Asurion LLC, Term Loan B6	4.786%	1-Month LIBOR	3.000%	11/03/23	Ba3	722,787
1,638	Hub International Holdings, Inc., Term Loan B	4.940%	3-Month LIBOR	3.000%	4/25/25	B	1,604,818
5,507	Total Insurance						5,404,711
	Interactive Media & Services – 1.2% (0.7% of Total Investments)
2,146	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien, (DD1)	5.287%	3-Month LIBOR	3.000%	11/03/23	BB+	1,915,327
982	WeddingWire, Inc., Term Loan	6.286%	1-Month LIBOR	4.500%	12/21/25	B+	978,840
3,128	Total Interactive Media & Services						2,894,167
	Internet & Direct Marketing Retail – 1.0% (0.6% of Total Investments)
2,472	Uber Technologies, Inc., Term Loan	5.914%	1-Month LIBOR	4.000%	4/04/25	B1	2,443,769
	Internet Software & Services – 0.8% (0.5% of Total Investments)
970	Ancestry.com, Inc., Term Loan, First Lien	5.540%	1-Month LIBOR	3.750%	10/19/23	B	894,883
619	Dynatrace, Term Loan, First Lien	6.750%	PRIME	2.250%	8/23/25	B1	622,273
1,109	SkillSoft Corporation, Term Loan, Second Lien	10.446%	6-Month LIBOR	8.250%	4/28/22	C	351,675
2,698	Total Internet Software & Services						1,868,831
	IT Services – 4.1% (2.5% of Total Investments)
1,496	Datto, Inc., Term Loan	6.036%	1-Month LIBOR	4.250%	4/02/26	B	1,511,212
502	DTI Holdings, Inc., Replacement Term Loan B1	6.677%	3-Month LIBOR	4.750%	9/30/23	B-	438,046
355	Gartner, Inc., Term Loan A	3.286%	1-Month LIBOR	1.500%	3/20/22	Ba1	355,090
1,089	Sabre, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	2/22/24	BB	1,092,528

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	IT Services (continued)
$426	Science Applications International Corporation, Term Loan B	3.536%	1-Month LIBOR	1.750%	10/31/25	BB+	$426,669
2,000	Syniverse Holdings, Inc., Initial Term Loan, Second Lien	10.921%	1-Month LIBOR	9.000%	3/11/24	CCC	1,536,000
2,055	Syniverse Holdings, Inc., Term Loan C	6.921%	1-Month LIBOR	5.000%	3/09/23	B2	1,855,009
1,222	Tempo Acquisition LLC, Term Loan B	4.786%	1-Month LIBOR	3.000%	5/01/24	B1	1,224,423
1,228	West Corporation, Term Loan B	5.927%	3-Month LIBOR	4.000%	10/10/24	BB+	1,026,051
726	WEX, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	5/17/26	Ba2	729,683
11,099	Total IT Services						10,194,711
	Life Sciences Tools & Services – 0.6% (0.4% of Total Investments)
210	Inventiv Health, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	8/01/24	BB	210,782
1,348	Parexel International Corp., Term Loan B	4.536%	1-Month LIBOR	2.750%	9/27/24	B2	1,289,568
1,558	Total Life Sciences Tools & Services						1,500,350
	Machinery – 1.6% (0.9% of Total Investments)
729	BJ's Wholesale Club, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	2/03/24	BB-	730,181
974	Gardner Denver, Inc., Term Loan B	4.536%	1-Month LIBOR	2.750%	7/30/24	BB+	977,877
827	Gates Global LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	4/01/24	B+	812,366
1,243	TNT Crane and Rigging Inc., Initial Term Loan, First Lien, (DD1)	6.604%	3-Month LIBOR	4.500%	11/27/20	CCC+	1,025,764
500	TNT Crane and Rigging, Inc., Term Loan, Second Lien	11.104%	3-Month LIBOR	9.000%	11/27/21	CCC-	305,000
4,273	Total Machinery						3,851,188
	Marine – 0.4% (0.2% of Total Investments)
389	American Commercial Lines LLC, Term Loan B, First Lien	10.677%	3-Month LIBOR	8.750%	11/12/20	CCC+	203,909
1,025	Harvey Gulf International Marine, Inc., Exit Term Loan	8.034%	6-Month LIBOR	6.000%	7/02/23	B	814,428
1,414	Total Marine						1,018,337
	Media – 14.2% (8.6% of Total Investments)
301	Advantage Sales & Marketing, Inc., Term Loan B2, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	279,429
905	Advantage Sales & Marketing, Inc., Term Loan, First Lien, (DD1)	5.036%	1-Month LIBOR	3.250%	7/25/21	B2	847,057
329	Affinion Group Holdings, Inc., Consenting Term Loan, (cash 4.054%, PIK 1.750%)	5.804%	1-Month LIBOR	4.000%	4/10/24	N/R	281,172
218	Catalina Marketing Corporation, First Out Loan	9.346%	1-Month LIBOR	7.500%	2/15/23	N/R	180,505
283	Catalina Marketing Corporation, Last Out PIK Term Loan, (cash 2.846%, PIK 9.500%)	2.846%	1-Month LIBOR	1.000%	8/15/23	N/R	124,730
235	CBS Radio, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	11/18/24	BB	235,370

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Media (continued)
$2,872	Cequel Communications LLC, Term Loan B	4.171%	1-Month LIBOR	2.250%	1/15/26	BB	$2,856,721
3,002	Charter Communications Operating Holdings LLC, Term Loan B2	3.580%	1-Month LIBOR	1.750%	2/01/27	BBB-	3,016,789
1,228	Cineworld Group PLC, Term Loan B	4.036%	1-Month LIBOR	2.250%	2/28/25	BB-	1,213,698
4,816	Clear Channel Communications, Inc., Exit Term Loan	6.032%	1-Month LIBOR	4.000%	5/01/26	BB-	4,838,534
4,133	Clear Channel Outdoor Holdings, Inc., Term Loan B	5.286%	1-Month LIBOR	3.500%	8/21/26	B+	4,146,056
449	CSC Holdings LLC, Refinancing Term Loan	4.171%	1-Month LIBOR	2.250%	7/17/25	BB	447,384
1,486	CSC Holdings, LLC, Term Loan B5	4.327%	2-Month LIBOR	2.500%	4/15/27	BB	1,487,560
970	Cumulus Media, Inc., Term Loan B	5.536%	1-Month LIBOR	3.750%	3/31/26	B	976,194
497	EW Scripps, Term Loan B	4.536%	1-Month LIBOR	2.750%	5/01/26	BB+	498,371
415	Gray Television, Inc., Term Loan B2	4.261%	1-Month LIBOR	2.250%	2/07/24	BB+	416,329
912	IMG Worldwide, Inc., Term Loan B	4.540%	1-Month LIBOR	2.750%	5/16/25	B	883,178
2,042	Intelsat Jackson Holdings, S.A., Term Loan B	5.682%	6-Month LIBOR	3.750%	11/27/23	B1	2,042,196
643	LCPR Loan Financing LLC, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB-	648,763
2,339	McGraw-Hill Education Holdings LLC, Term Loan B	5.786%	1-Month LIBOR	4.000%	5/04/22	BB+	2,147,504
964	Meredith Corporation, Term Loan B1	4.536%	1-Month LIBOR	2.750%	1/31/25	Ba2	968,932
990	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	4.290%	1-Month LIBOR	2.500%	7/03/25	BB	976,387
750	Metro-Goldwyn-Mayer, Inc., Term Loan, Second Lien	6.290%	1-Month LIBOR	4.500%	7/06/26	B2	720,000
600	Nexstar Broadcasting, Inc., Term Loan B	4.554%	1-Month LIBOR	2.750%	9/19/26	BB	602,958
255	Nexstar Broadcasting, Inc., Term Loan B3	4.282%	1-Month LIBOR	2.250%	1/17/24	BB	255,834
1,284	Nexstar Broadcasting, Inc., Term Loan B3	4.050%	1-Month LIBOR	2.250%	1/17/24	BB	1,287,502
840	Sinclair Television Group, Term Loan B2	4.040%	1-Month LIBOR	2.250%	1/03/24	BB+	839,991
712	Springer SBM Two GmbH, Term Loan B16	5.286%	1-Month LIBOR	3.500%	8/24/24	B2	707,922
1,392	WideOpenWest Finance LLC, Term Loan B	5.054%	1-Month LIBOR	3.250%	8/19/23	B	1,340,021
35,862	Total Media						35,267,087
	Multiline Retail – 0.9% (0.5% of Total Investments)
1,579	Belk, Inc., Term Loan B, First Lien	6.803%	6-Month LIBOR	4.750%	12/10/22	B2	1,326,072

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Multiline Retail (continued)
$862	EG America LLC, Term Loan, First Lien	6.104%	3-Month LIBOR	4.000%	2/05/25	B	$834,085
2,441	Total Multiline Retail						2,160,157
	Multi-Utilities – 0.6% (0.4% of Total Investments)
1,614	Pacific Gas & Electric, Revolving Loan, (WI/DD), (5)	TBD	TBD	TBD	TBD	N/R	1,514,463
	Oil, Gas & Consumable Fuels – 3.6% (2.2% of Total Investments)
1,077	BCP Renaissance Parent, Term Loan B	5.363%	2-Month LIBOR	3.500%	11/01/24	BB-	979,424
1,250	Buckeye Partners, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BBB-	1,257,281
599	California Resources Corporation, Term Loan	12.175%	1-Month LIBOR	10.375%	12/31/21	B	409,388
2,480	California Resources Corporation, Term Loan B	6.550%	1-Month LIBOR	4.750%	12/31/22	B	2,146,440
2,297	Fieldwood Energy LLC, Exit Term Loan, (DD1)	7.177%	3-Month LIBOR	5.250%	4/11/22	BB-	1,857,777
1,678	Fieldwood Energy LLC, Exit Term Loan, Second Lien	9.177%	3-Month LIBOR	7.250%	4/11/23	B+	881,103
949	Gulf Finance, LLC, Term Loan B, (DD1)	7.360%	3-Month LIBOR	5.250%	8/25/23	B	701,871
749	Peabody Energy Corporation, Term Loan B	4.536%	1-Month LIBOR	2.750%	3/31/25	BB	603,241
11,079	Total Oil, Gas & Consumable Fuels						8,836,525
	Personal Products – 1.8% (1.1% of Total Investments)
1,784	Coty, Inc., Term Loan A	3.478%	1-Month LIBOR	1.500%	4/05/23	BB-	1,734,499
132	Coty, Inc., Term Loan B	4.228%	1-Month LIBOR	2.250%	4/05/25	BB-	128,244
700	Edgewell Personal Care Company, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	BB	701,316
2,533	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	5.624%	3-Month LIBOR	3.500%	9/07/23	B3	1,998,778
5,149	Total Personal Products						4,562,837
	Pharmaceuticals – 3.1% (1.9% of Total Investments)
581	Alphabet Holding Company, Inc., Initial Term Loan, First Lien	5.286%	1-Month LIBOR	3.500%	9/28/24	B-	532,197
2,331	Concordia Healthcare Corp, Exit Term Loan	7.251%	1-Week LIBOR	5.500%	9/06/24	B-	2,197,293
114	Mallinckrodt International Finance S.A., Term Loan B, First Lien	4.854%	3-Month LIBOR	2.750%	9/24/24	B2	90,201
399	Mallinckrodt International Finance S.A., Term Loan, First Lien	5.175%	3-Month LIBOR	3.000%	2/24/25	B2	313,207
1,199	Valeant Pharmaceuticals International, Inc., Term Loan B	4.671%	1-Month LIBOR	2.750%	11/27/25	Ba2	1,201,512

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Pharmaceuticals (continued)
$3,298	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	4.921%	1-Month LIBOR	3.000%	6/02/25	Ba2	$3,313,645
7,922	Total Pharmaceuticals						7,648,055
	Professional Services – 2.3% (1.4% of Total Investments)
1,181	Ceridian HCM Holding, Inc., Term Loan B	4.800%	1-Month LIBOR	3.000%	4/30/25	B	1,184,554
2,041	Nielsen Finance LLC, Term Loan B4	3.940%	1-Month LIBOR	2.000%	10/04/23	BBB-	2,037,143
718	On Assignment, Inc., Term Loan B	3.786%	1-Month LIBOR	2.000%	4/02/25	BB	720,758
2,335	Skillsoft Corporation, Initial Term Loan, First Lien	6.946%	6-Month LIBOR	4.750%	4/28/21	Caa2	1,875,727
6,275	Total Professional Services						5,818,182
	Real Estate Management & Development – 1.2% (0.7% of Total Investments)
1,419	GGP, Initial Term Loan A2	4.036%	1-Month LIBOR	2.250%	8/24/23	BB+	1,400,296
722	Realogy Group LLC, Term Loan A	4.072%	1-Month LIBOR	2.250%	2/08/23	BB+	694,805
979	Realogy Group LLC, Term Loan B	4.072%	1-Month LIBOR	2.250%	2/08/25	BB+	930,372
3,120	Total Real Estate Management & Development						3,025,473
	Road & Rail – 2.1% (1.3% of Total Investments)
2,771	Avolon LLC, Term Loan B3	3.596%	1-Month LIBOR	1.750%	1/15/25	Baa2	2,785,716
739	Ceva Group PLC, Term Loan B	7.104%	3-Month LIBOR	5.000%	8/03/25	B+	644,043
962	Quality Distribution, Incremental Term Loan, First Lien	7.604%	3-Month LIBOR	5.500%	8/18/22	B-	957,688
834	Savage Enterprises LLC, Term Loan B	5.930%	1-Month LIBOR	4.000%	8/01/25	B+	841,418
5,306	Total Road & Rail						5,228,865
	Semiconductors & Semiconductor Equipment – 1.0% (0.6% of Total Investments)
449	Cabot Microelectronics, Term Loan B	4.063%	1-Month LIBOR	2.250%	11/15/25	BB+	451,831
295	Lumileds, Term Loan B	5.604%	3-Month LIBOR	3.500%	6/30/24	CCC+	154,553
719	Microchip Technology, Inc., Term Loan B	3.790%	1-Month LIBOR	2.000%	5/29/25	Baa3	721,759
1,070	ON Semiconductor Corporation, New Replacement Term Loan B4	3.786%	1-Month LIBOR	2.000%	9/19/26	BB	1,076,118
2,533	Total Semiconductors & Semiconductor Equipment						2,404,261
	Software – 15.3% (9.3% of Total Investments)
600	Autodata Solutions, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	BB-	591,096
652	Blackboard, Inc., Term Loan B4	6.878%	1-Month LIBOR	5.000%	6/18/21	B-	650,703
997	Compuware Corporation, Term Loan, First Lien	5.786%	1-Month LIBOR	4.000%	8/23/25	B	1,002,748
1,070	DiscoverOrg LLC, Term Loan B	6.286%	1-Month LIBOR	4.500%	2/01/26	B	1,056,686
1,525	Ellucian, Term Loan B, First Lien	5.354%	3-Month LIBOR	3.250%	9/30/22	B	1,525,154
1,499	Epicor Software Corporation,Term Loan B	5.040%	1-Month LIBOR	3.250%	6/01/22	N/R	1,495,695
2,426	Greeneden U.S. Holdings II LLC, Term Loan B	5.036%	1-Month LIBOR	3.250%	12/01/23	B2	2,375,426
299	Greenway Health, Term Loan, First Lien	5.850%	3-Month LIBOR	3.750%	2/16/24	B	261,830

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Software (continued)
$5,249	Infor (US), Inc., Term Loan B	4.854%	3-Month LIBOR	2.750%	2/01/22	Ba3	$5,260,890
1,536	Informatica, Term Loan B	5.036%	1-Month LIBOR	3.250%	8/06/22	B1	1,541,001
973	Kronos Incorporated, Term Loan B	5.253%	3-Month LIBOR	3.000%	11/01/23	B	972,316
437	McAfee Holdings International, Inc., Term Loan, Second Lien	10.305%	1-Month LIBOR	8.500%	9/28/25	B-	441,328
2,627	McAfee LLC, Term Loan B	5.555%	1-Month LIBOR	3.750%	9/29/24	B	2,629,932
617	Micro Focus International PLC, New Term Loan	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	600,226
4,164	Micro Focus International PLC, Term Loan B	4.300%	1-Month LIBOR	2.500%	6/21/24	BB+	4,053,474
2,614	Micro Focus International PLC, Term Loan B2	4.050%	1-Month LIBOR	2.250%	11/30/21	BB+	2,600,922
2,225	Misys, New Term Loan, First Lien	5.696%	6-Month LIBOR	3.500%	6/13/24	BB-	2,131,695
929	Misys, New Term Loan, Second Lien	9.446%	6-Month LIBOR	7.250%	6/13/25	CCC+	872,632
251	Mitchell International, Inc., Initial Term Loan, First Lien	5.036%	1-Month LIBOR	3.250%	11/29/24	B2	237,042
300	Mitchell International, Inc., Initial Term Loan, Second Lien	9.036%	1-Month LIBOR	7.250%	11/30/25	CCC	276,750
700	Perforce Software Inc., Term Loan, First Lien	6.286%	1-Month LIBOR	4.500%	7/08/26	B2	691,250
972	RP Crown Parent LLC, Term Loan B	4.536%	1-Month LIBOR	2.750%	10/12/23	B1	972,865
2,029	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B3	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	2,036,740
1,324	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Term Loan B4	4.036%	1-Month LIBOR	2.250%	4/16/25	BB+	1,329,539
1,805	TIBCO Software, Inc., Term Loan B	6.000%	1-Month LIBOR	4.000%	7/03/26	BB-	1,798,658
500	Ultimate Software, Term Loan, First Lien	5.536%	1-Month LIBOR	3.750%	5/03/26	B	501,598
38,320	Total Software						37,908,196
	Specialty Retail – 2.3% (1.4% of Total Investments)
1,130	Academy, Ltd., Term Loan B	6.032%	1-Month LIBOR	4.000%	7/01/22	CCC+	769,195
857	Petco Animal Supplies, Inc., Term Loan B1	5.177%	3-Month LIBOR	3.250%	1/26/23	B2	642,876
1,209	Petsmart Inc., Term Loan B	4.930%	1-Month LIBOR	3.000%	3/11/22	B	1,165,335
3,175	Petsmart Inc., Term Loan B, First Lien	5.930%	1-Month LIBOR	4.000%	3/11/22	B	3,102,512
470	Serta Simmons Holdings LLC, Term Loan, Second Lien	9.846%	1-Month LIBOR	8.000%	11/08/24	CCC-	131,403
6,841	Total Specialty Retail						5,811,321
	Technology Hardware, Storage & Peripherals – 5.9% (3.6% of Total Investments)
3,117	BMC Software, Inc., Term Loan B	6.036%	1-Month LIBOR	4.250%	10/02/25	B2	2,898,185
7,438	Dell International LLC, Refinancing Term Loan B1	3.790%	1-Month LIBOR	2.000%	9/19/25	BBB-	7,475,627
835	Diebold, Inc., Term Loan A1	11.063%	1-Month LIBOR	9.250%	8/30/22	B-	854,307

Principal Amount (000)	Description (1)	Coupon (2)	Reference Rate (2)	Spread (2)	Maturity (3)	Ratings (4)	Value
	Technology Hardware, Storage & Peripherals (continued)
$267	NCR Corporation, Delayed Draw, Term Loan	4.440%	N/A	4.440%	8/28/26	BBB-	$267,055
233	NCR Corporation, Term Loan B	4.550%	1-Week LIBOR	2.500%	8/28/26	BBB-	233,673
2,961	Western Digital, Term Loan B	3.747%	1-Month LIBOR	1.750%	4/29/23	BBB-	2,956,165
14,851	Total Technology Hardware, Storage & Peripherals						14,685,012
	Trading Companies & Distributors – 0.4% (0.2% of Total Investments)
912	Univar, Inc., Term Loan B	4.036%	1-Month LIBOR	2.250%	7/01/24	BB+	916,183
	Transportation Infrastructure – 0.5% (0.3% of Total Investments)
496	Atlantic Aviation FBO Inc., Term Loan	5.540%	1-Month LIBOR	3.750%	12/06/25	BB	499,352
262	Standard Aero, Canadien Term Loan	6.104%	3-Month LIBOR	4.000%	4/04/26	BB	263,161
488	Standard Aero, USD Term Loan B	6.104%	3-Month LIBOR	4.000%	4/08/26	BB	489,479
1,246	Total Transportation Infrastructure						1,251,992
	Wireless Telecommunication Services – 3.1% (1.9% of Total Investments)
655	Asurion LLC, Term Loan B4	4.786%	1-Month LIBOR	3.000%	8/04/22	Ba3	655,829
1,688	Sprint Corporation, Incremental Term Loan	4.813%	1-Month LIBOR	3.000%	2/03/24	BB+	1,681,107
5,363	Sprint Corporation, Term Loan, First Lien	4.313%	1-Month LIBOR	2.500%	2/03/24	BB+	5,311,127
7,706	Total Wireless Telecommunication Services						7,648,063
$379,725	Total Variable Rate Senior Loan Interests (cost $375,375,966)						364,353,471

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 11.4% (6.9% of Total Investments)
	Communications Equipment – 3.2% (1.9% of Total Investments)
$115	Avaya Inc, 144A, (5), (7)	7.000%	4/01/19	N/R	$ —
2,895	Avaya Inc, 144A, (5), (7)	10.500%	3/01/21	N/R	—
3,995	Intelsat Jackson Holdings SA	5.500%	8/01/23	CCC+	3,735,325
4,050	Intelsat Jackson Holdings SA, 144A	9.750%	7/15/25	CCC+	4,205,682
11,055	Total Communications Equipment				7,941,007
	Consumer Finance – 0.1% (0.1% of Total Investments)
237	Verscend Escrow Corp, 144A	9.750%	8/15/26	CCC+	252,109
	Containers & Packaging – 0.9% (0.6% of Total Investments)
2,277	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu	5.750%	10/15/20	B+	2,285,260
	Diversified Telecommunication Services – 0.3% (0.2% of Total Investments)
535	Consolidated Communications Inc	6.500%	10/01/22	CCC+	482,837
500	Frontier Communications Corp	11.000%	9/15/25	CCC	235,000
1,035	Total Diversified Telecommunication Services				717,837

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Electric Utilities – 0.9% (0.5% of Total Investments)
$1,095	Pacific Gas & Electric Co, (5)	2.450%	8/15/22	D	$1,015,612
1,170	Pacific Gas & Electric Co, (5)	6.050%	3/01/34	D	1,172,925
2,265	Total Electric Utilities				2,188,537
	Entertainment – 0.8% (0.5% of Total Investments)
2,070	AMC Entertainment Holdings Inc	6.125%	5/15/27	B3	1,872,056
	Health Care Equipment & Supplies – 0.1% (0.0% of Total Investments)
500	Mallinckrodt PLC, 144A	5.625%	10/15/23	CCC	180,000
	Health Care Providers & Services – 0.1% (0.0% of Total Investments)
60	Tenet Healthcare Corp	8.125%	4/01/22	B-	64,950
90	Tenet Healthcare Corp, 144A	6.250%	2/01/27	Ba3	95,063
150	Total Health Care Providers & Services				160,013
	Hotels, Restaurants & Leisure – 0.4% (0.3% of Total Investments)
1,065	Scientific Games International Inc	10.000%	12/01/22	B-	1,095,619
	IT Services – 0.3% (0.2% of Total Investments)
775	Genesys Telecommunications Laboratories Inc/Greeneden Lux 3 Sarl/Greeneden US Ho, 144A	10.000%	11/30/24	CCC+	837,000
	Media – 2.7% (1.6% of Total Investments)
100	Charter Communications Operating LLC / Charter Communications Operating Capital	3.579%	7/23/20	BBB-	100,831
425	Clear Channel Worldwide Holdings Inc, 144A	9.250%	2/15/24	B-	467,500
347	DISH DBS Corp	5.125%	5/01/20	B1	350,470
2,122	iHeartCommunications Inc, (5), (7)	9.000%	12/15/19	N/R	—
1,524	iHeartCommunications Inc, 144A, (5), (7)	11.250%	3/01/21	N/R	—
2,430	iHeartCommunications Inc, (5), (7)	9.000%	3/01/21	N/R	—
9,172	iHeartCommunications Inc, (5), (7)	14.000%	8/01/21	N/R	—
3,224	iHeartCommunications Inc	8.375%	5/01/27	B-	3,457,384
2,250	iHeartCommunications Inc, 144A	5.250%	8/15/27	BB-	2,321,325
21,594	Total Media				6,697,510
	Oil, Gas & Consumable Fuels – 0.6% (0.4% of Total Investments)
500	MEG Energy Corp, 144A	7.000%	3/31/24	BB-	469,650
650	Oasis Petroleum Inc, 144A	6.250%	5/01/26	B+	442,325
800	Whiting Petroleum Corp	6.625%	1/15/26	BB-	496,000
1,950	Total Oil, Gas & Consumable Fuels				1,407,975
	Pharmaceuticals – 0.2% (0.1% of Total Investments)
437	Advanz Pharma Corp	8.000%	9/06/24	B-	416,243
	Semiconductors & Semiconductor Equipment – 0.3% (0.2% of Total Investments)
761	Advanced Micro Devices Inc	7.500%	8/15/22	BB-	858,043

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Wireless Telecommunication Services – 0.5% (0.3% of Total Investments)
$1,395	Intelsat Connect Finance SA, 144A	9.500%	2/15/23	CCC-	$1,294,002
$47,566	Total Corporate Bonds (cost $28,101,836)				28,203,211

Shares	Description (1)	Value
	COMMON STOCKS – 2.6% (1.6% of Total Investments)
	Diversified Consumer Services – 0.1% (0.1% of Total Investments)
12,578	Cengage Learning Holdings II Inc, (8), (9)	$150,936
	Energy Equipment & Services – 0.2% (0.1% of Total Investments)
40,007	Transocean Ltd	190,033
1,961	Vantage Drilling International, (8), (9)	362,785
	Total Energy Equipment & Services	552,818
	Health Care Providers & Services – 0.0% (0.0% of Total Investments)
38,382	Millennium Health LLC, (8), (9)	230
35,750	Millennium Health LLC, (7), (9)	39,470
33,563	Millennium Health LLC, (7), (9)	33,699
	Total Health Care Providers & Services	73,399
	Internet & Direct Marketing Retail – 0.0% (0.0% of Total Investments)
5,388	Catalina Marketing Corp, (8), (9)	16,164
	Marine – 0.0% (0.0% of Total Investments)
2,409	HGIM Corp, (8), (9)	26,499
	Media – 1.9% (1.1% of Total Investments)
363,854	Clear Channel Outdoor Holdings Inc, (9)	847,780
45,105	Cumulus Media Inc, (9)	617,488
775,233	Hibu plc, (8), (9)	97,679
182,131	iHeartMedia Inc, (9)	2,611,759
6,268	Metro-Goldwyn-Mayer Inc, (8), (9)	421,523
14,825	Tribune Co, (7)	3,267
	Total Media	4,599,496
	Pharmaceuticals – 0.0% (0.0% of Total Investments)
11,890	Advanz Pharma Corp, (9)	123,061
	Software – 0.4% (0.3% of Total Investments)
81,459	Avaya Holdings Corp, (9)	984,839
	Specialty Retail – 0.0% (0.0% of Total Investments)
5,454	Gymboree Holding Corp, (8), (9)	2,727
14,849	Gymboree Holding Corp, (8), (9)	7,425
	Total Specialty Retail	10,152
	Total Common Stocks (cost $14,588,821)	6,537,364

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
Shares	Description (1)	Value
	COMMON STOCK RIGHTS – 0.1% (0.1% of Total Investments)
	Oil, Gas & Consumable Fuels – 0.1% (0.1% of Total Investments)
1,425	Fieldwood Energy LLC, (8), (9)	$30,400
7,052	Fieldwood Energy LLC, (8), (9)	150,440
	Total Common Stock Rights (cost $201,310)	180,840

Shares	Description (1)	Value
	WARRANTS – 0.0% (0.0% of Total Investments)
	Communications Equipment – 0.0% (0.0% of Total Investments)
11,806	Avaya Holdings Corp	$8,854
	Marine – 0.0% (0.0% of Total Investments)
10,768	HGIM, (9)	107,680
	Total Warrants (cost $1,534,541)	116,534
	Total Long-Term Investments (cost $419,802,474)	399,391,420

Shares	Description (1)	Coupon	Value
	SHORT-TERM INVESTMENTS – 3.9% (2.3% of Total Investments)
	INVESTMENT COMPANIES – 3.9% (2.3% of Total Investments)
9,561,869	BlackRock Liquidity Funds T-Fund, (10)	1.584% (11)	$9,561,869
	Total Short-Term Investments (cost $9,561,869)		9,561,869
	Total Investments (cost $429,364,343) – 165.2%		408,953,289
	Borrowings – (46.1)% (12), (13)		(114,000,000)
	Term Preferred Shares, net of deferred offering costs – (17.2)% (14)		(42,631,702)
	Other Assets Less Liabilities – (1.9)% (15)		(4,809,532)
	Net Assets Applicable to Common Shares – 100%		$247,512,055
Investments in Derivatives
Interest Rate Swaps - OTC Uncleared
Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$43,000,000	Pay	1-Month LIBOR	2.000%(16)	Monthly	11/01/21(17)	$(61,928)	$(61,928)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Variable Rate Senior Loan Interests	$ —	$364,353,471	$ —	$364,353,471
Corporate Bonds	—	28,203,211	—*	28,203,211
Common Stocks	5,374,960	1,085,968	76,436	6,537,364
Common Stock Rights	—	180,840	—	180,840
Warrants	—	116,534	—	116,534
Short-Term Investments:
Investment Companies	9,561,869	—	—	9,561,869
Investments in Derivatives:
Interest Rate Swaps**	—	(61,928)	—	(61,928)
Total	$14,936,829	$393,878,096	$76,436	$408,891,361

*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

NSL	Nuveen Senior Income Fund (continued)
Portfolio of Investments October 31, 2019
(Unaudited)
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(3)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(4)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	For fair value measurement disclosure purposes, investment classified as Level 2.
(9)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(10)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(11)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.
(12)	Borrowings as a percentage of Total Investments is 27.9%.
(13)	The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.
(14)	Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 10.4%.
(15)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(16)	Effective November 1, 2019, the fixed rate paid by the Fund increased according to a predetermined schedule as specified in the swap contract. Additionally, this fixed rate increase will continue to occur every twelve months on specific dates through the swap contract’s termination date.
(17)	This interest rate swap has an optional early termination date beginning on November 1, 2018 and monthly thereafter through the termination date as specified in the swap contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
DD1	Portion of investment purchased on a delayed delivery basis.
LIBOR	London Inter-Bank Offered Rate
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
TBD	Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.
WI/DD	Purchased on a when-issued or delayed delivery basis.